Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Fees Paid for Services Provided by Auditors Explanatory

During the financial years ended 30 June 2025, 2024, and 2023 respectively, the following fees were paid or payable for services provided by RSM Australia Partners, who is responsible for auditing the Company’s financial statements filed with the ASX, and Grassi & Co., CPAs, P.C., who is the Company’s principal independent registered public accountant for financial statements filed with the Securities and Exchange Commission,

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Audit Services - RSM Australia Partners
Audit or review of the financial statements	95,600	80,000	81,000

Other Services - RSM Australia Partners
Preparation of the tax return	26,350	29,550	38,849

Other Services - RSM USA
Preparation of the tax return	1,639	2,950	52,730

Total auditors remuneration	123,589	112,500	172,579

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Audit Services – Grassi & Co
Audit and review of the financial statements	276,838	261,222	138,712
Review associated with the US listing	130,463	115,567	-
Audit and review of the financial statements	407,301	376,789	138,712